Loans and Borrowings – Summary of Reconciliation of movement in liabilities to cash flows (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	S/ 5,819,556	S/ 5,215,175	S/ 2,091,517
Proceeds from issuance of common stock in initial public offering, net of issuance costs	1,267,794
Payments of initial public offering costs	(15,908)
Proceeds from loans and borrowings	1,239,486	4,871,380	2,287,819
Payment for borrowings from financial obligations	(1,125,622)	(4,520,827)	(340,113)
Payment for costs of Extinguishment of debt	(16,607)
Payment of lease liabilities	(45,593)	(42,530)	(34,758)
Acquisition of non-controlling interest	(1,217,629)
Trust funds		94,539
Interest paid	(450,982)	(566,774)	(108,303)
Penalty paid for debt prepayment		(53,285)	(9)
Contributions from non-controlling shareholder		16	1,352,610
Dividends paid	(1,150)	(6,841)	(131)
Payment for derivatives premiums	(50,705)	(51,141)	(26,461)
Total changes from financing cash flows	(415,766)	(275,463)	3,130,785
Effect of changes in foreign exchange rates	(668,762)	96,291	(110,984)
Changes arising from obtaining control of new subsidiaries			(4,193)
Total equity-related other changes	178,092	(137,587)	(138,674)
Assets acquired through new leases	26,837	18,233	36,617
Acquisition of derivative with premiums financing	60,957	124,349	49,476
Lease contracts cancelled		(174)	(1,231)
Debt exchange	5,595	40,581
Interest expense	479,207	523,448	207,877
Transaction costs related to loans and borrowings	(930)	(383)	(21)
Financial debt prepayment penalty		53,285	9
Unwind of derivative financial instruments net of premiums payable	(85,549)
Ending balance	5,399,237	5,819,556	5,215,175
Ending balance		5,657,755	5,261,178
Financial Loan [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,761,582	3,348,647	1,352,444
Proceeds from loans and borrowings	1,239,486	4,871,380	2,287,819
Payment for borrowings from financial obligations	(1,125,622)	(4,520,827)	(340,113)
Interest paid	(450,982)	(566,774)	(108,303)
Penalty paid for debt prepayment		(53,285)
Total changes from financing cash flows	(337,118)	(269,506)	1,839,403
Effect of changes in foreign exchange rates	(268,512)	81,760	(99,192)
Changes arising from obtaining control of new subsidiaries			62,270
Changes in fair value			(620)
Debt exchange	5,595	40,581
Interest expense	459,157	507,198	194,363
Transaction costs related to loans and borrowings	(930)	(383)	(21)
Financial debt prepayment penalty		53,285
Ending balance	3,619,774	3,761,582	3,348,647
Deferred Income [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	619	880	692
Effect of changes in foreign exchange rates	(48)	(7)	(128)
Changes in fair value			620
Interest expense	(256)	(254)	(304)
Ending balance	315	619	880
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	158,045	162,922	140,583
Payment of lease liabilities	(45,593)	(42,530)	(34,758)
Penalty paid for debt prepayment			(9)
Total changes from financing cash flows	(45,593)	(42,530)	(34,767)
Effect of changes in foreign exchange rates	(4,256)	6,129	(11,664)
Changes arising from obtaining control of new subsidiaries			21,551
Assets acquired through new leases	26,837	18,233	36,617
Lease contracts cancelled		(174)	(1,231)
Interest expense	12,855	13,465	11,824
Financial debt prepayment penalty			9
Ending balance	147,888	158,045	162,922
Derivatives premiums payable [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	157,896	75,375	50,366
Payment for derivatives premiums	(50,705)	(51,141)	(26,461)
Total changes from financing cash flows	(50,705)	(51,141)	(26,461)
Effect of changes in foreign exchange rates	(4,201)	5,237
Acquisition of derivative with premiums financing	60,957	124,349	49,476
Lease contracts cancelled	0
Interest expense	7,451	4,076	1,994
Unwind of derivative financial instruments net of premiums payable	(85,549)
Ending balance	85,849	157,896	75,375
Trust Funds [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		(96,674)
Trust funds		94,539
Total changes from financing cash flows		94,539
Effect of changes in foreign exchange rates		3,172
Interest expense		(1,037)
Ending balance			(96,674)
Accounts payable relatedwith Exchange [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	21,735
Payment for costs of Extinguishment of debt	(16,607)
Total changes from financing cash flows	(16,607)
Ending balance	5,128	21,735
Share premium [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	8,820	622,592	622,592
Proceeds from issuance of common stock in initial public offering, net of issuance costs	1,267,794
Payments of initial public offering costs	(15,908)
Total changes from financing cash flows	1,251,886
Changes in fair value	0
Total equity-related other changes	(34,733)	(613,772)
Ending balance	1,225,973	8,820	622,592
Retained earnings [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	(366,899)	(90,982)	(45,490)
Changes in fair value	0
Total equity-related other changes	93,366	(275,917)	(95,872)
Ending balance	(273,533)	(366,899)	(90,982)
Ending balance			(141,362)
Reserve of exchange differences on translation [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	140,066
Acquisition of non-controlling interest	18,909
Total changes from financing cash flows	18,909
Effect of changes in foreign exchange rates	(391,745)
Ending balance	(232,770)	140,066
Merge Reserve [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,626,411	699,333	(79,764)
Acquisition of non-controlling interest	(1,076,628)
Contributions from non-controlling shareholder		(1,016)	960,679
Total changes from financing cash flows	(1,076,628)	(1,016)	960,679
Changes arising from obtaining control of new subsidiaries			(161,915)
Total equity-related other changes	125,106	928,094	(9,216)
Ending balance	674,889	1,626,411	699,333
Ending balance			709,784
Non-controlling interests [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	311,281	493,082	50,094
Acquisition of non-controlling interest	(159,910)
Contributions from non-controlling shareholder		1,032	391,931
Dividends paid		(6,841)
Total changes from financing cash flows	(159,910)	(5,809)	391,931
Changes arising from obtaining control of new subsidiaries			73,901
Total equity-related other changes	(5,647)	(175,992)	(33,586)
Ending balance	S/ 145,724	S/ 311,281	493,082
Ending balance			S/ 482,340